SCHEDULE OF CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 23,751	$ 16,134		$ 10,329					$ 227,932
Accounts receivable, net	26,100	110,876		33,484					56,964
Other current assets	104,099	14,000		21,086					647
Total current assets	153,950	141,010		64,899					285,543
NON-CURRENT ASSETS:
Right-of-use lease asset	91,597	97,435		108,863				$ 135,182
Property, plant and equipment, net	5,529	6,079		5,280					7,963
Other assets	28,000	28,000		3,000
Total non-current assets	125,126	131,514		117,143					7,963
Total assets	279,076	272,524		182,042					293,506
Current liabilities:
Accounts payable and accrued liabilities	229,008	88,475		112,671					175,702
Lease liability - Current	23,766	23,203		21,050
Notes payable	170,000	170,000
Line of credit	30,127	39,191		46,845
Total current liabilities	452,901	320,869		180,566					175,702
Non-current liabilities:
Lease liability	69,969	76,151		89,088
Government grant	445,400	445,400		445,400					445,300
Notes payable, net of discount $0 and $5,694, respectively				164,306
Total non-current liabilities	515,369	521,551		698,794					445,300
Total liabilities	968,270	842,420		879,360					621,002
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	95,150	94,850		150,000					150,000
Subscription receivables		(25,000)
Additional paid-in capital	5,038,872	4,979,172		(142,702)					(143,318)
Accumulated deficit	(5,823,216)	(5,618,918)		(704,616)					(334,178)
Total stockholders’ deficit	(689,194)	(569,896)	$ (475,068)	(697,318)	$ (653,945)	$ (534,039)	$ (245,303)		(327,496)	$ (51,570)
Total liabilities and stockholders’ deficit	$ 279,076	272,524		$ 182,042					$ 293,506
Previously Reported [Member]
Current assets:
Cash and cash equivalents		16,134
Accounts receivable, net		110,876
Other current assets		14,000
Total current assets		141,010
NON-CURRENT ASSETS:
Right-of-use lease asset		97,435
Property, plant and equipment, net		6,079
Other assets		28,000
Total non-current assets		131,514
Total assets		272,524
Current liabilities:
Accounts payable and accrued liabilities		88,475
Lease liability - Current		23,203
Notes payable		170,000
Line of credit		39,191
Total current liabilities		320,869
Non-current liabilities:
Lease liability		76,151
Government grant		445,400
Notes payable, net of discount $0 and $5,694, respectively
Total non-current liabilities		521,551
Total liabilities		842,420
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively		94,850
Subscription receivables		(25,000)
Additional paid-in capital		4,617,448
Accumulated deficit		(5,257,194)
Total stockholders’ deficit		(569,896)	$ (475,068)
Total liabilities and stockholders’ deficit		272,524
Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Other current assets
Total current assets
NON-CURRENT ASSETS:
Right-of-use lease asset
Property, plant and equipment, net
Other assets
Total non-current assets
Total assets
Current liabilities:
Accounts payable and accrued liabilities
Lease liability - Current
Notes payable
Line of credit
Total current liabilities
Non-current liabilities:
Lease liability
Government grant
Notes payable, net of discount $0 and $5,694, respectively
Total non-current liabilities
Total liabilities
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively
Subscription receivables
Additional paid-in capital		361,724
Accumulated deficit		(361,724)
Total stockholders’ deficit
Total liabilities and stockholders’ deficit